Statutory Information - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2019
Statutory Information
Dividend declared and paid	$ 6,000,000	$ 15,800,000	$ 3,800,000
New York Department of Commerce
Statutory Information
Ordinary dividends declared and paid	6,000,000
Extraordinary dividends declared and paid	0	0
Dividend declared and paid		$ 15,800,000
TAC of the Company subject to RBC Requirements	48,400,000
Corresponding Authorized Control	$ 2,200,000
Maximum | New York Department of Commerce
Statutory Information
RBC Ratio under Authorized Control Level	100.00%
RBC Ratio under Company Action Level	200.00%
Maximum | Forecast | New York Department of Commerce
Statutory Information
Maximum dividend payable under state regulatory requirements				$ 4,900,000
Minimum | New York Department of Commerce
Statutory Information
RBC Ratio under Company Action Level	100.00%